INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2014	13,811
2015	10,322
2016	7,587
2017	4,855
2018	4,379
Total	40,954
Amortization for Intangible Assets [Member]
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2014	46,730
2015	43,241
2016	40,415
2017	37,338
2018	34,721
Total	202,445
Amortization for Unfavorable Lease [Member]
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2014	(32,919)
2015	(32,919)
2016	(32,828)
2017	(32,483)
2018	(30,342)
Total	(161,491)